Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 309,975,140	$ 332,036,013	$ 235,684,500	$ 245,171,924
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	245,516,611	300,357,149
Argentine Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	195,683	3,977,675
Euros [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	196,498	83,819
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 64,066,348	$ 27,617,370